Investments in Investees (Details) ₪ in Thousands, $ in Thousands						12 Months Ended
	Sep. 27, 2021 USD ($)	Sep. 27, 2021 ILS (₪)	Jul. 01, 2010 shares	May 26, 2010 USD ($)	Dec. 28, 2007	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 30, 2024	Sep. 27, 2021 ILS (₪)	May 26, 2010 ILS (₪)
Investments in Investees (Details) [Line Items]
Percentage of ordinary shares owned				7.00%		4.99%
Percentage of voting rights				60.00%
Total investment				$ 312							₪ 1,200
Allocated share (in Shares)			174			20,000
Percentage of issued and outstanding share capital			46.52%
Percentage of management fees						3.00%
Purchase price	$ 21,848	₪ 70,000
Cash	12,484									₪ 40,000
Company shares	$ 9,363	₪ 30,000				$ 2,379	$ 18,836	$ 34,571
ALD Software [Member]
Investments in Investees (Details) [Line Items]
Percentage of investment holding					98.63%
QPoint [Member]
Investments in Investees (Details) [Line Items]
Percentage of investment holding				46.52%		25.00%
Forecast [Member]
Investments in Investees (Details) [Line Items]
Company acquired holds percentage									100.00%